POST-EMPLOYMENT BENEFITS - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
POST-EMPLOYMENT BENEFITS
Current post-employment benefits	$ 120	$ 120
Non-current post-employment benefits	1,081	1,154
Total post-employment benefits	1,201	1,274	$ 1,361
Defined Benefit Plan
POST-EMPLOYMENT BENEFITS
Total post-employment benefits	$ 1,201	$ 1,274